CERTAIN RELATIONSHIPS AND RELATED PARTY TRANSACTIONS (Relationship with Other Related Parties) (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Ledgewood P.C. [Member]
Related Party Transaction [Line Items]
Payments for legal settlements	$ 131	$ 31
Graphic Images, LLC [Member]
Related Party Transaction [Line Items]
Payments for printing service	$ 623	$ 335